Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

6. Derivative Financial Instruments

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

	December 31, 2012		December 31, 2011
($ in thousands)	Volume - Notional amount	Fair value	Volume - Notional amount	Fair value
Equity-indexed and forward starting options in life and annuity product contracts	$3,098,496	$(295,305)	$3,620,132	$(481,930)
Guaranteed accumulation benefits	174,791	(18,047)	202,908	(22,454)
Guaranteed withdrawal benefits	25,186	(1,574)	27,740	(2,294)

Total derivatives	$3,298,473	$(314,926)	$3,850,780	$(506,678)

Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, and $(8.2) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011, which in turn were ceded to ALIC.

Off-balance-sheet financial instruments

There were no off-balance-sheet financial instruments as of December 31, 2012 or 2011.